Average Annual Total Returns{- Fidelity Puritan K6 Fund} - 08.31 Fidelity Puritan K6 Fund PRO-04 - Fidelity Puritan K6 Fund	Fidelity Puritan K6 Fund Return Before Taxes Past 1 year	Fidelity Puritan K6 Fund Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1298 Past 1 year	F1298 Since Inception
Total	20.22%	19.33%	[1]	18.40%	20.70%	[1]	14.73%	15.62%	[1]

[1]	(a)From June 14, 2019